STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		12 Months Ended
	Nov. 14, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued	1,000
Shares Outstanding		93,417,302
Reduction of Paid-in Capital		$ 579,000
Equity description		his reduction was caused by an $89,999 impact of issuing new shares, a $10,000 impact form the cancelation of preferred shares and finally the $500,000 cost of the Company’s purchase of AGSS, formally Heath Revenue Assurance Holdings, Inc.
Related party receivables			$ 105,000
Owner draws (pre-merger)		$ 473,238	$ 62,824
Ameriguard Security Services [Member]
Number of shares issued				90,000,000
Number of shares exchanged				1,000
Increase in common shares outstanding				89,999,000
Conversion of shares				675,000